LIR LIQUID ASSETS FUND                                       SEMIANNUAL REPORT

Dear Shareholder,                                        December 15, 2000

We are pleased to present you with the semiannual report for LIR Liquid Assets Fund (the "Fund") for the six-month period ended October 31, 2000.

--------------------------------------------------------------------------------
LIR LIQUID ASSETS FUND

INVESTMENT GOAL:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:
Susan P.Ryan, Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
February 14, 2000

DIVIDEND PAYMENTS:
Monthly
--------------------------------------------------------------------------------

MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHIC]

The six months ended October 31, 2000 began with fears that an overheated economy would push the increase in the rate of inflation to potentially disruptive levels--the period ended with some concern that economic growth had been halted to the extent that it could endanger a hoped-for economic soft landing. Uncertainty in the equity markets was further fueled by corporate earnings disappointments, rising energy prices, and rising tensions in the Middle East. These factors pulled investors increasingly to fixed income investments, attracted by their relative security and stability of principal.
     As the economy showed signs of slowing in October, and expectations of a U.S. Federal Reserve Board (the "Fed") rate cut grew stronger, treasury yields began to decline. Despite these declines, yields for the 90-day Treasury bill rose 33 basis points while the 30-year bond rose three basis points (a basis point equals 1/100th of one percent) during the six months ended October 31, 2000.
     In the latter part of the fiscal period, as the markets struggled and the economy began to show signs of slowing, the Fed continued to warn that inflation was its primary concern as it contemplated the future course of interest rates with a bias toward halting inflation. Late in the period and post-period, however, home sales and durable goods sales began to dip while unemployment figures rose. The Gross Domestic Product (GDP) for the third quarter was revised downward to a 2.4% annual rate of increase, and Fed Chairman Alan Greenspan noted for the first time in more than a year that inflation might not be the Fed's primary concern any longer.

SEMIANNUAL REPORT                                        LIR LIQUID ASSETS FUND


PERFORMANCE AND PORTFOLIO REVIEW
-------------------------------------------------------------------------------

YIELD AND CHARACTERISTICS                       10/31/00                4/30/00
-------------------------------------------------------------------------------------------------------------
Current Seven-Day Average Yield(1)                6.48%                   5.99%
Effective Seven-Day Average Yield(1)              6.69%                   6.17%
Weighted Average Maturity                       42 days                 33 days
Net Assets ($mm)                                 $429.1                  $326.1
-------------------------------------------------------------------------------------------------------------

(1) Yields will fluctuate.

SECTOR ALLOCATION*                              10/31/00                                              4/30/00
-------------------------------------------------------------------------------------------------------------
Commercial Paper                                 59.6%      Commercial Paper                          81.0%
Bank Obligations                                 19.6       Certificates of Deposit                    9.2
U.S. Gov't & Agency                              11.2       Short-Term Corporate Obligations           5.4
Short-Term Corporate Obligations                  5.2       U.S. Gov't Agency                          3.1
Money Market Funds                                4.1       Money Market Funds                         1.4
Other Assets in Excess of Liabilities             0.3       Liabilities in Excess of Other Assets     -0.1
-------------------------------------------------------------------------------------------------------------
Total                                           100.0       Total                                    100.0

* Weightings represent percentages of net assets. The Fund's portfolio is actively managed and its composition will vary over time.

HIGHLIGHTS
     Although we continue to seek only high-credit quality debt instruments, the Fund significantly lowered the percentage of its assets invested in commercial paper during this period, reducing the percentage from 81% to just under 60%. We also increased the amount of U.S. Government and Agency debt held by the Fund from 3.1% to 11.2%. The Fund's average weighted maturity also increased by about 27% during this time from 33 days to 42 days. During this period, Fannie Mae issued the largest non-Treasury bond sale in U.S. history. Fixed income investments generally performed well across the board during this period, with money market returns increasing to their highest levels in quite some time.

LIR LIQUID ASSETS FUND                                       SEMIANNUAL REPORT


OUTLOOK
--------------------------------------------------------------------------------

[GRAPHIC]

     Most signs now point to the economy growing at a sustainable pace during the coming months. We expect the GDP to grow at about 2.0% during the fourth quarter of this year, increasing slightly to 2.5% during the second quarter of 2001. Depending largely upon inflation figures, the Fed may lower the Federal Funds rate by between 0.25% to 0.50% during the first half of 2001 to help ensure that the economy lands softly, although tensions across the globe and the continued energy crisis continue to be areas of concern. We will continue to focus on providing the Fund's shareholders with the highest credit quality investments.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on a fund in the PaineWebber Family of Funds(2), please contact your Financial Advisor. For additional information, visit us at www.painewebber.com.

Sincerely,


/s/ Brian M. Storms               /s/ Susan P. Ryan

BRIAN M. STORMS                   SUSAN P. RYAN
President and                     Senior Vice President
Chief Executive Officer           Mitchell Hutchins Asset
Mitchell Hutchins Asset           Management Inc.
Management Inc.                   Portfolio Manager,
                                  LIR Liquid Assets Fund


     This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

LIR LIQUID ASSETS FUND


STATEMENT OF NET ASSETS                             OCTOBER 31, 2000(UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              MATURITY             INTEREST
   (000)                                                                 DATES               RATES                 VALUE
---------------                                                     ---------------      ---------------      ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--11.18%
$10,000   Federal Home Loan Bank .............................         11/01/00              6.814%*          $    9,999,705
  8,000   Federal Home Loan Mortgage Corp. ...................         11/30/00              6.400@                7,958,756
 10,000   Federal Home Loan Mortgage Corp. ...................         11/07/00              6.735*               10,000,000
 20,000   Student Loan Marketing Association .................         11/07/00          6.835 to 7.065*          19,992,755
                                                                                                              ---------------
Total U.S. Government Agency Obligations (cost--$47,951,216) .                                                    47,951,216
                                                                                                              ---------------
BANKERS ACCEPTANCE--0.51%
  2,232   Chase Manhattan Bank (cost--$2,171,669) ............         04/02/01              6.400                 2,171,669
                                                                                                              ---------------

DOMESTIC BANK NOTES--3.49%
 10,000   Bank of America N.A. ...............................         12/18/00              6.530                10,000,000
  5,000   La Salle Bank N.A. .................................         09/13/01              6.750                 4,998,973
                                                                                                              ---------------
Total Domestic Bank Notes (cost--$14,998,973) ................                                                    14,998,973
                                                                                                              ---------------

CERTIFICATES OF DEPOSIT--15.61%
DOMESTIC--2.33%
 10,000   Wachovia Bank N.A. .................................         12/28/00              6.550                10,000,000
                                                                                                              ---------------
EURO-DOLLAR--2.33%
 10,000   Westdeutsche Landesbank Girozentrale ...............         12/29/00              6.590                10,000,153
                                                                                                              ---------------
YANKEE--10.95%
  5,000   Bank of Nova Scotia ................................         11/01/00              6.529*                4,999,037
 10,000   Bank of Scotland ...................................         11/06/00              6.770                 9,998,763
  5,000   Commerzbank AG .....................................         12/01/00              6.580*                4,999,279
  5,000   Deutsche Bank AG ...................................         09/10/01              6.780                 4,999,996
  5,000   Societe Generale ...................................         11/20/00              6.565*                4,999,713
  5,000   Societe Generale ...................................         04/10/01              6.800                 4,999,273
 10,000   Svenska Handelsbanken ..............................   03/07/01 to 05/08/01    6.620 to 7.170            9,997,585
  2,000   UBS AG .............................................         07/19/01              7.030                 1,999,730
                                                                                                              ---------------
                                                                                                                  46,993,376
                                                                                                              ---------------
Total Certificates of Deposit (cost--$66,993,529) ............                                                    66,993,529
                                                                                                              ---------------

COMMERCIAL PAPER@--59.59%
ASSET BACKED-AUTO & TRUCK--2.29%
 10,000   New Center Asset Trust .............................         02/14/01              6.490                 9,810,708
                                                                                                              ---------------
ASSET BACKED-BANKING--3.30%
 14,200   Centric Capital Corp. ..............................   11/09/00 to 12/08/00    6.490 to 6.500           14,157,540
                                                                                                              ---------------

LIR LIQUID ASSETS FUND


   PRINCIPAL
    AMOUNT                                                             MATURITY             INTEREST
    (000)                                                               DATES                 RATES                VALUE
---------------                                                     ---------------      ---------------      ---------------
COMMERCIAL PAPER@--(CONTINUED)
ASSET BACKED-MISCELLANEOUS--5.97%
$ 5,000   Asset Securitization Cooperative Corp. .............         11/09/00              6.490%           $    4,992,789
 15,000   Delaware Funding Corp. .............................         11/17/00              6.500                14,956,666
  5,700   Quincy Capital Corp. ...............................         11/17/00              6.510                 5,683,508
                                                                                                              ---------------
                                                                                                                  25,632,963
                                                                                                              ---------------
AUTO & TRUCK--2.32%
 10,000   DaimlerChrysler N.A. Holding Corp. .................         12/01/00              6.480                 9,946,000
                                                                                                              ---------------
BANKING-DOMESTIC--8.94%
  1,200   Abbey National N.A. ................................         11/03/00              6.480                 1,199,568
  5,000   BBL North America Funding Corp. ....................         11/14/00              6.490                 4,988,282
 10,000   Den Danske Corp. ...................................         12/18/00              6.460                 9,915,661
  5,000   Dexia CLF Finance Co. ..............................         01/17/01              6.550                 4,929,951
  2,707   Fortis Funding LLC .................................         12/01/00              6.470                 2,692,405
 10,000   J.P. Morgan & Company, Inc. ........................         12/11/00              6.480                 9,928,000
  4,735   KFW International Finance, Inc. ....................         12/06/00              6.470                 4,705,216
                                                                                                              ---------------
                                                                                                                  38,359,083
                                                                                                              ---------------
BROKER-DEALER--4.64%
 10,000   Bear Stearns Companies, Inc. .......................         11/27/00              6.500                 9,953,055
 10,000   Salomon Smith Barney Holdings, Inc .................         11/22/00              6.490                 9,962,142
                                                                                                              ---------------
                                                                                                                  19,915,197
                                                                                                              ---------------
BUILDING MATERIALS--0.56%
  2,400   Sherwin-Williams Co. ...............................         11/07/00              6.480                 2,397,408
                                                                                                              ---------------
BUSINESS SERVICES--2.31%
 10,000   First Data Corp. ...................................         12/19/00              6.465                 9,913,800
                                                                                                              ---------------
CHEMICALS--1.16%
  5,000   Henkel Corp. .......................................         12/01/00              6.470                 4,973,042
                                                                                                              ---------------
CONSUMER PRODUCTS--2.32%
 10,000   Unilever Capital Corp. .............................         11/17/00              6.500                 9,971,111
                                                                                                              ---------------
DRUGS, HEALTH CARE--3.49%
 10,000   American Home Products .............................         11/08/00              6.480                 9,987,400
  5,000   Glaxo Wellcome Inc. ................................         11/08/00              6.480                 4,993,700
                                                                                                              ---------------
                                                                                                                  14,981,100
                                                                                                              ---------------
ELECTRONICS--3.47%
  5,000   Emerson Electric Co. ...............................         12/15/00              6.450                 4,960,583
 10,000   Motorola Credit Corp. ..............................         12/18/00              6.470                 9,915,531
                                                                                                              ---------------
                                                                                                                  14,876,114
                                                                                                              ---------------
ENERGY--1.63%
  7,000   Exxon Mobil Corp. ..................................         11/08/00              6.470                 6,991,194
                                                                                                              ---------------

LIR LIQUID ASSETS FUND


   PRINCIPAL
    AMOUNT                                                             MATURITY             INTEREST
    (000)                                                               DATES                 RATES                VALUE
---------------                                                     ---------------      ---------------      ---------------
COMMERCIAL PAPER@--(CONCLUDED)
FINANCE-CONDUIT--0.75%
$ 3,200   ANZ (Delaware), Inc. ...............................         11/07/00              6.520%           $     3,196,523
                                                                                                              ---------------
FINANCE-CONSUMER--1.16%
  5,000   Household Finance Corp. ............................         11/29/00              6.490                 4,974,761
                                                                                                              ---------------
FINANCE-INDEPENDENT--1.16%
  5,000   National Rural Utilities Cooperative Finance Corp. .         11/20/00              6.480                 4,982,900
                                                                                                              ---------------
FINANCE-SUBSIDIARY--3.48%
  5,000   Deutsche Bank Financial Inc. .......................         12/04/00              6.480                 4,970,300
 10,000   Dresdner U.S. Finance, Inc. ........................         11/13/00              6.490                 9,978,367
                                                                                                              ---------------
                                                                                                                  14,948,667
                                                                                                              ---------------
PRINTING & PUBLISHING--2.33%
 10,000   Reed Elsevier (USA), Inc. ..........................         11/14/00              6.480                 9,976,600
                                                                                                              ---------------
TELECOMMUNICATIONS--8.31%
 10,000   American Telephone & Telegraph .....................    11/02/00 to 12/20/00   6.480 to 6.530            9,954,993
 10,000   BellSouth Capital Funding Corp. ....................         12/20/00              6.460                 9,912,072
  8,000   Lucent Technology, Inc. ............................         11/15/00              6.480                 7,979,840
  7,875   Verizon Global Funding Inc. ........................    12/05/00 to 12/13/00   6.460 to 6.470            7,820,640
                                                                                                              ---------------
                                                                                                                  35,667,545
                                                                                                              ---------------
Total Commercial Paper (cost--$255,672,256) ..................                                                   255,672,256
                                                                                                              ---------------
SHORT-TERM CORPORATE OBLIGATIONS--5.24%
BANKING-DOMESTIC--0.58%
  2,500   J.P. Morgan & Company, Inc. ........................         11/16/00              6.610*                2,500,000
                                                                                                              ---------------
BANKING-FOREIGN--1.16%
  5,000   Bank of Scotland Treasury Services PLC .............         11/06/00              6.600*                5,000,000
                                                                                                              ---------------
BROKER-DEALER--3.50%
 10,000   Merrill Lynch & Company, Inc. ......................         11/06/00              6.580*                9,999,661
  5,000   Morgan Stanley Dean Witter & Co. ...................         11/15/00              6.645*                5,000,000
                                                                                                              ---------------
                                                                                                                  14,999,661
                                                                                                              ---------------
Total Short-Term Corporate Obligations (cost--$22,499,661) ...                                                    22,499,661
                                                                                                              ---------------

LIR LIQUID ASSETS FUND


   NUMBER OF
     SHARES                                                                                                        VALUE
---------------                                                                                               ---------------
MONEY MARKET FUNDS--4.13%
17,686,377  AIM Liquid Assets Money Market Portfolio .........                                                $   17,686,377
   19,784   AIM Prime Money Market Portfolio .................                                                        19,784
                                                                                                              ---------------
Total Money Market Funds (cost--$17,706,161) .................                                                    17,706,161
                                                                                                              ---------------
Total Investments (cost--$427,993,465 which approximates cost
  for federal income tax purposes)--99.75% ...................                                                   427,993,465
Other assets in excess of liabilities--0.25% .................                                                     1,059,342
                                                                                                              ---------------
Net Assets (applicable to 429,052,470 shares of beneficial interest outstanding equivalent
  to $1.00 per share)--100.00% ...............................                                                  $429,052,807
                                                                                                              ===============

---------------
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 2000 and reset periodically.

@    Interest rates shown are discount rates at date of purchase.



                       Weighted average maturity--42 days


                 See accompanying notes to financial statements

LIR LIQUID ASSETS FUND


STATEMENT OF OPERATIONS

                                                                                                   FOR THE SIX
                                                                                                    MONTHS ENDED
                                                                                                OCTOBER 31, 2000
                                                                                                     (UNAUDITED)
                                                                                                ----------------
INVESTMENT INCOME:
Interest......................................................                                     $12,485,093
                                                                                                ----------------
EXPENSES:
Investment advisory and administration........................                                        56,655
Transfer agency and related services fees.....................                                       122,462
Federal and state registration fees...........................                                        73,018
Professional fees.............................................                                        34,493
Custody and accounting........................................                                        18,884
Offering Costs................................................                                        13,800
Reports and notices to shareholders...........................                                        10,332
Trustees' fees................................................                                         5,250
Insurance.....................................................                                        20,567
Other expenses................................................                                         1,121
                                                                                                ----------------
                                                                                                     356,582
Less: Fee waivers from adviser................................                                       (56,653)
                                                                                                ----------------
Net expenses..................................................                                       299,929
                                                                                                ----------------
Net investment income.........................................                                    12,185,164
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS...............                                           304
                                                                                                ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........                                   $12,185,468
                                                                                                ================



                 See accompanying notes to financial statements

LIR LIQUID ASSETS FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX              FOR THE PERIOD
                                                                                  MONTHS ENDED           FEBRUARY 14, 2000+
                                                                                OCTOBER 31, 2000                 TO
                                                                                   (UNAUDITED)              APRIL 30, 2000
                                                                               ------------------        ------------------
FROM OPERATIONS:
Net investment income......................................................      $  12,185,164             $   4,148,150
Net realized gains from investment transactions............................                304                        33
                                                                                 -------------              ------------
Net increase in net assets resulting from operations.......................         12,185,468                 4,148,183
                                                                                 -------------              ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME.......................        (12,185,164)               (4,148,150)
                                                                                 -------------              ------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS...........        102,927,680               326,124,790
                                                                                 -------------              ------------
Net increase in net assets.................................................        102,927,984               326,124,823
NET ASSETS:
Beginning of period........................................................        326,124,823                    --
                                                                                 -------------              ------------
End of period..............................................................      $ 429,052,807              $326,124,823
                                                                                 =============              ============

-------------------------
+Commencement of operations.



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     LIR Liquid Assets Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of Mitchell Hutchins LIR Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, Mitchell Hutchins LIR Select Money Fund ("LIR Select Money Fund"), LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and LIR Cash Reserves Fund. The financial statements for the LIR Select Money Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and LIR Cash Reserves Fund are not included herein. Prior to commencement of operations, February 14, 2000, the Fund had no activity.
     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:
     VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.
     REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.
     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK
     The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR
     The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") under which Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") serves as investment adviser and administrator of the Fund. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned indirect subsidiary of UBS AG. In accordance with the Advisory Contract, the Fund has agreed to pay to

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)


Mitchell Hutchins a fee, computed daily and paid monthly. Where the services are provided directly by Mitchell Hutchins or an affiliate, the fee will be limited to reimbursement of Mitchell Hutchins' direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where Mitchell Hutchins arranges for an unaffiliated person to provide services, the Fund will reimburse Mitchell Hutchins for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. Mitchell Hutchins has advised the Fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the Fund for its initial fiscal year. These expenses are estimated amounts in addition to other expenses of the Fund. Mitchell Hutchins periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the Fund.
     For the six months ended October 31, 2000, Mitchell Hutchins waived its entire fee for its direct advisory/administrative costs and expenses.

OTHER LIABILITIES
     At October 31, 2000, dividends payable were $1,040,321.

FEDERAL TAX STATUS
     The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

MONEY MARKET FUND INSURANCE BOND
     The Fund obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of the Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
     For the six months ended October 31, 2000, the Fund did not use this insurance bond.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)


SHARES OF BENEFICIAL INTEREST
     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                             FOR THE PERIOD
                                                              FOR THE SIX                  FEBRUARY 14, 2000+
                                                              MONTHS ENDED                        TO
                                                            OCTOBER 31, 2000                APRIL 30, 2000
                                                            ----------------               ------------------
Shares sold ..........................................        1,194,829,957                    916,095,614
Shares repurchased ...................................       (1,103,708,654)                  (593,464,036)
Dividends reinvested .................................           11,806,377                      3,493,212
                                                            ----------------               ------------------
Net increase in shares outstanding ...................          102,927,680                    326,124,790
                                                            ================               ==================

------------------
+Commencement of operations.

LIR LIQUID ASSETS FUND


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                     FOR THE SIX          FOR THE PERIOD
                                                                                     MONTHS ENDED        FEBRUARY 14, 2000+
                                                                                   OCTOBER 31, 2000             TO
                                                                                     (UNAUDITED)           APRIL 30, 2000
                                                                                   ----------------      ------------------
Net asset value, beginning of period .......................................           $  1.000              $  1.000
                                                                                   ----------------       ----------------
Net investment income ......................................................              0.033                 0.012
Dividends from net investment income .......................................             (0.033)               (0.012)
                                                                                   ----------------       ----------------
Net asset value, end of period .............................................           $  1.000              $  1.000
                                                                                   ================       ================
Total investment return(1) ..................................................              3.30%                 1.24%
                                                                                   ================       ================
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........................................          $429,053              $326,125
Expenses to average net assets net of waivers from adviser ..................              0.16%*                0.17%*
Expenses to average net assets before waivers from adviser ..................              0.19%*                0.20%*
Net investment income to average net assets net of waivers from adviser .....              6.45%*                5.89%*
Net investment income to average net assets before waivers from adviser .....              6.42%*                5.86%*

------------------
+   Commencement of operations.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------------------------

TRUSTEES
E. Garrett Bewkes, Jr.
CHAIRMAN
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms

OFFICERS
Brian M. Storms
PRESIDENT
Amy R. Doberman
VICE PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY
Paul H. Schubert
VICE PRESIDENT AND TREASURER
Elbridge T. Gerry III
VICE PRESIDENT
Susan P. Ryan
VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND
DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114



THIS REPORT IS NOT TO BE USED IN CONNECTION WITH
THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM
RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

-----

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
-  High Income Fund
-  Investment Grade Income Fund
-  Low Duration U.S. Government Income Fund
-  Strategic Income Fund
-  U.S. Government Income Fund

TAX-FREE BOND FUNDS
-  California Tax-Free Income Fund
-  Municipal High Income Fund
-  National Tax-Free Income Fund
-  New York Tax-Free Income Fund

STOCK FUNDS
- Enhanced S&P 500 Fund
- Enhanced Nasdaq-100 Fund
- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Mid Cap Fund
- Small Cap Fund
- S&P 500 Index Fund
- Strategy Fund
- Tax-Managed Equity Fund

ASSET ALLOCATION FUNDS
-  Balanced Fund
-  Tactical Allocation Fund

GLOBAL FUNDS
-  Asia Pacific Growth Fund
-  Emerging Markets Equity Fund
-  Global Equity Fund
-  Global Income Fund

PAINEWEBBER MONEY MARKET FUND


                                   PAINEWEBBER
                        -C-2000 PaineWebber Incorporated
                              All rights reserved


---------------------------

LIR LIQUID
ASSETS FUND



SEMIANNUAL REPORT



OCTOBER 31, 2000